DEBT - Convertible debt -Second Tranche (Details) $ / shares in Units, $ in Thousands		4 Months Ended
	Nov. 22, 2019 $ / shares	Apr. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Jun. 09, 2021 $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 01, 2020 $ / shares shares	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Number of separate tranches		3
Amount issued under tranche		$ 1,700			$ 3,450		$ 965
Price per unit | $ / shares						$ 0.64
Common share purchase warrants per unit | shares				1		1
Number of warrants issued | shares						16,357,703
Warrant exercise price | $ / shares	$ 1.90			$ 7.55		$ 0.78
Warrants term				48 months		5 years
Convertible debenture
Debt Instrument [Line Items]
Amount issued under tranche			$ 3,450		$ 3,450
Price per unit | $ / shares		$ 1
Common share purchase warrants per unit | shares		357
Warrant exercise price | $ / shares		$ 1.90
Warrants term		3 years
Conversion price per unit | $ / shares		$ 1.40
Units term	4 years	4 years
Coupon rate of units		9.00%
Tranche 2
Debt Instrument [Line Items]
Amount issued under tranche		$ 469
Units term		4 years
Fair value of the debt		$ 259
Conversion feature		152
Fair value of warrants		58
Tranche 3
Debt Instrument [Line Items]
Amount issued under tranche		$ 886
Units term		4 years
Fair value of the debt		$ 483
Conversion feature		291
Fair value of warrants		112
Tranche 4
Debt Instrument [Line Items]
Amount issued under tranche		$ 300
Units term		4 years
Fair value of the debt		$ 159
Conversion feature		96
Fair value of warrants		$ 45
Finder
Debt Instrument [Line Items]
Number of warrants issued | shares					90,777
Finder | Convertible debenture
Debt Instrument [Line Items]
Number of warrants issued | shares		56,300
Warrants term		3 years
Conversion price per unit | $ / shares		$ 1.90
Payments to finders		$ 79